Expense Example - AMG GW&K ESG Bond Fund	May 24, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	857
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	272
Expense Example, with Redemption, 10 Years	$ 614